16. SATELLITES, PROPERTY AND OTHER EQUIPMENT (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Capitalized interest	$ 19,120	$ 18,324	$ 6,292
Average capitalization rate	7.00%	5.00%	5.00%
Satellites [Member]
Disclosure of subsidiaries [line items]
Increase of accumulated depreciation	$ 400
Property and Other Equipment [Member]
Disclosure of subsidiaries [line items]
Increase of accumulated depreciation	400
Intangible assets other than goodwill [Member]
Disclosure of subsidiaries [line items]
Capitalized interest	$ 400	$ 1,200	$ 300
Telesat International Limited [Member]
Disclosure of subsidiaries [line items]
Percentage of interest in joint operation	42.50%